OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT LIABILITIES.
Schedule of other non-financial liabilities

in € thousand	12/31/2025	12/31/2024
Personnel related accruals	4,621	2,579
Tax related accruals	992	432
Audit related accruals	1,853	2,400
Production related accruals	2,645	1,596
Liabilities due to reorganization	—	2,809
Legal and consulting fees	252	3,140
Miscellaneous other current liabilities	5,142	4,557
Total other current liabilities	15,505	17,513